Accounts payable and accrued liabilities - Schedule of detailed information about accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Accounts Payable And Accrued Liabilities [Abstract]
Accounts payable	$ 25,314	$ 20,459
Accrued liabilities	4,531	3,122
Accrued financial costs	1,543	287
Other taxes	775	3,092
Total	32,163	26,960
Current	31,439	26,634
Non-current	724	326
Total	$ 32,163	$ 26,960